Shareholders' Equity (Stock Options Granted in 2017 and 202020) (Narrative) (Details) - $ / shares			1 Months Ended			12 Months Ended
	Jun. 08, 2020	Jun. 08, 2016	Jan. 31, 2019	Apr. 30, 2018	Jan. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options						$ 32.54	$ 33.83	$ 36.11
Share Option Plan 2013 [Member] | 28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		93,660
Exercise price of options		$ 28.38
Expiration date		Jun. 08, 2024
Closing price to determine expiration date		$ 14.19
Share Option Plan 2013 [Member] | 39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					119,925
Exercise price of options					$ 39.62
Expiration date					Jan. 30, 2025
Closing price to determine expiration date					$ 19.81
Share Option Plan 2013 [Member] | 36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				137,010
Exercise price of options				$ 36.11
Expiration date				Apr. 30, 2026
Closing price to determine expiration date				$ 18.06
Share Option Plan 2013 [Member] | 33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			141,928
Exercise price of options			$ 33.83
Expiration date			Jan. 31, 2027
Closing price to determine expiration date			$ 16.92
Share Option Plan 2013 [Member] | $32.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	148,426
Exercise price of options	$ 32.54
Expiration date	Jun. 08, 2028
Closing price to determine expiration date	$ 16.27